UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2015

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.38%

Aerospace & Defense 6.70%

General Dynamics Corp.	211,200	$29,997
Lockheed Martin Corp.	171,861	34,575
Northrop Grumman Corp.	110,100	18,028
Raytheon Co.	52,200	5,353
United Technologies Corp.	414,300	37,954
Total		125,907

Air Freight & Logistics 1.94%

FedEx Corp.	242,335	36,498

Auto Components 0.81%

Johnson Controls, Inc.	370,700	15,251

Beverages 2.95%

Coca-Cola Co. (The)	674,379	26,516
PepsiCo, Inc.	310,102	28,818
Total		55,334

Capital Markets 1.52%

Franklin Resources, Inc.	419,457	17,022
T. Rowe Price Group, Inc.	159,300	11,450
Total		28,472

Chemicals 5.99%

Air Products & Chemicals, Inc.	35,500	4,954
Ecolab, Inc.	43,000	4,693
International Flavors & Fragrances, Inc.	18,000	1,972
Monsanto Co.	519,249	50,705
PPG Industries, Inc.	103,486	9,861
Sherwin-Williams Co. (The)	106,850	27,333
Valspar Corp. (The)	176,866	12,964
Total		112,482

Communications Equipment 2.33%

QUALCOMM, Inc.	772,126	43,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2015

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 4.56%

AT&T, Inc.	1,178,764	$39,135
Verizon Communications, Inc.	1,011,700	46,548
Total		85,683

Electric: Utilities 3.88%

Edison International	356,400	20,842
Eversource Energy	53,700	2,537
NextEra Energy, Inc.	272,067	26,774
Westar Energy, Inc.	146,400	5,351
Xcel Energy, Inc.	514,100	17,341
Total		72,845

Electrical Equipment 0.38%

Emerson Electric Co.	151,488	7,229

Energy Equipment & Services 0.42%

Helmerich & Payne, Inc.	134,608	7,943

Food & Staples Retailing 7.90%

Costco Wholesale Corp.	137,100	19,201
CVS Health Corp.	485,600	49,726
Sysco Corp.	128,100	5,107
Wal-Mart Stores, Inc.	321,570	20,815
Walgreens Boots Alliance, Inc.	619,519	53,619
Total		148,468

Food Products 2.36%

Archer-Daniels-Midland Co.	343,500	15,454
Bunge Ltd.	165,771	12,010
General Mills, Inc.	110,700	6,283
Hormel Foods Corp.	172,300	10,528
Total		44,275

Gas Utilities 0.50%

UGI Corp.	275,950	9,404

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2015

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 4.26%

Becton, Dickinson & Co.	126,000	$17,769
C.R. Bard, Inc.	74,497	14,437
Medtronic plc (Ireland)(a)	661,603	47,827
Total		80,033

Health Care Providers & Services 2.93%

AmerisourceBergen Corp.	190,800	19,088
Cardinal Health, Inc.	436,952	35,948
Total		55,036

Hotels, Restaurants & Leisure 2.56%

Darden Restaurants, Inc.	141,900	9,651
McDonald’s Corp.	341,826	32,480
Yum! Brands, Inc.	73,700	5,879
Total		48,010

Household Products 3.62%

Colgate-Palmolive Co.	250,800	15,753
Kimberly-Clark Corp.	284,815	30,341
Procter & Gamble Co. (The)	309,700	21,887
Total		67,981

Industrial Conglomerates 4.19%

3M Co.	463,610	65,898
Roper Technologies, Inc.	79,000	12,805
Total		78,703

Information Technology Services 2.91%

Automatic Data Processing, Inc.	99,500	7,693
International Business Machines Corp.	317,600	46,970
Total		54,663

Insurance 4.20%

ACE Ltd. (Switzerland)(a)	482,121	49,253
Aflac, Inc.	204,865	12,005
Assurant, Inc.	114,200	8,491
Hanover Insurance Group, Inc. (The)	44,000	3,472
Old Republic International Corp.	367,300	5,770
Total		78,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2015

Investments	Shares	Fair Value (000)
Leisure Products 1.19%

Hasbro, Inc.	299,732	$22,357

Machinery 3.80%

Caterpillar, Inc.	390,005	29,812
Parker-Hannifin Corp.	267,600	28,810
Stanley Black & Decker, Inc.	126,200	12,812
Total		71,434

Multi-Utilities 1.89%

Consolidated Edison, Inc.	243,700	15,331
SCANA Corp.	381,851	20,196
Total		35,527

Oil, Gas & Consumable Fuels 6.16%

Chevron Corp.	748,162	60,594
EOG Resources, Inc.	125,234	9,807
Occidental Petroleum Corp.	435,797	31,817
ONEOK, Inc.	377,300	13,587
Total		115,805

Pharmaceuticals 3.88%

AbbVie, Inc.	580,507	36,229
Johnson & Johnson	390,923	36,739
Total		72,968

Professional Services 0.96%

Robert Half International, Inc.	355,100	18,121

Road & Rail 0.48%

Ryder System, Inc.	110,900	9,091

Semiconductors & Semiconductor Equipment 1.48%

Microchip Technology, Inc.	654,667	27,823

Software 1.47%

Microsoft Corp.	633,600	27,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2015

Investments	Shares	Fair Value (000)
Specialty Retail 6.57%

Best Buy Co., Inc.	732,900	$26,927
Gap, Inc. (The)	281,400	9,232
Lowe’s Cos., Inc.	989,675	68,456
Ross Stores, Inc.	384,900	18,714
Total		123,329

Textiles, Apparel & Luxury Goods 1.42%

NIKE, Inc. Class B	237,900	26,585

Tobacco 3.17%

Altria Group, Inc.	355,215	19,032
Reynolds American, Inc.	484,000	40,535
Total		59,567

Total Common Stocks (cost $1,890,819,353)		1,867,076

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.44%

Repurchase Agreement

Repurchase Agreement dated 8/31/2015, Zero Coupon due 9/1/2015 with Fixed Income Clearing Corp. collateralized by $4,955,000 of U.S. Treasury Note at 0.50% due 8/31/2016 and $3,415,000 of U.S. Treasury Note at 0.625% due 12/31/2016; value: $8,383,502; proceeds: $8,214,983 (cost $8,214,983)	$8,215	8,215

Total Investments in Securities 99.82% (cost $1,899,034,336)		1,875,291

Other Assets in Excess of Liabilities(b) 0.18%		3,334

Net Assets 100.00%		$1,878,625

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - CALIBRATED DIVIDEND GROWTH FUND August 31, 2015

Open Futures Contracts at August 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	September 2015	77	Long	$7,581,420	$(207,664)

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,867,076	$—	$—	$1,867,076
Repurchase Agreement	—	8,215	—	8,215
Total	$1,867,076	$8,215	$—	$1,875,291
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(208)	—	—	(208)
Total	$(208)	$—	$—	$(208)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended August 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.06%

Aerospace & Defense 1.40%

B/E Aerospace, Inc.	97,690	$4,762
TransDigm Group, Inc.*	18,270	4,199
Total		8,961

Airlines 1.03%

United Continental Holdings, Inc.*	115,333	6,571

Automobiles 0.33%

Harley-Davidson, Inc.	37,677	2,112

Beverages 1.58%

Monster Beverage Corp.*	72,922	10,097

Biotechnology 2.02%

Alkermes plc (Ireland)*(a)	43,833	2,611
BioMarin Pharmaceutical, Inc.*	35,517	4,590
Incyte Corp.*	36,317	4,220
Medivation, Inc.*	16,712	1,471
Total		12,892

Building Products 1.98%

Fortune Brands Home & Security, Inc.	165,454	7,917
Lennox International, Inc.	40,066	4,729
Total		12,646

Capital Markets 1.99%

Affiliated Managers Group, Inc.*	28,222	5,262
TD Ameritrade Holding Corp.	222,101	7,431
Total		12,693

Chemicals 2.38%

Axalta Coating Systems Ltd.*	86,974	2,539
RPM International, Inc.	149,803	6,569
Sherwin-Williams Co. (The)	23,899	6,113
Total		15,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2015

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 2.34%

Stericycle, Inc.*	74,906	$10,572
Tyco International plc	120,302	4,366
Total		14,938

Communications Equipment 1.47%

F5 Networks, Inc.*	44,878	5,449
Palo Alto Networks, Inc.*	24,035	3,947
Total		9,396

Distributors 1.29%

LKQ Corp.*	274,512	8,233

Diversified Financial Services 3.10%

Intercontinental Exchange, Inc.	38,843	8,872
Moody’s Corp.	106,686	10,915
Total		19,787

Electrical Equipment 2.09%

AMETEK, Inc.	139,801	7,524
Rockwell Automation, Inc.	51,892	5,803
Total		13,327

Electronic Equipment, Instruments & Components 1.68%

Amphenol Corp. Class A	134,982	7,068
Fitbit, Inc. Class A*	106,351	3,668
Total		10,736

Food & Staples Retailing 0.80%

Rite Aid Corp.*	620,024	5,115

Food Products 1.98%

Blue Buffalo Pet Products, Inc.*	92,485	2,363
Hershey Co. (The)	61,005	5,461
Mead Johnson Nutrition Co.	61,298	4,802
Total		12,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2015

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 5.84%

Align Technology, Inc.*	133,118	$7,535
C.R. Bard, Inc.	39,818	7,716
Cooper Cos., Inc. (The)	38,886	6,316
IDEXX Laboratories, Inc.*	112,619	8,049
NuVasive, Inc.*	86,181	4,543
St. Jude Medical, Inc.	44,816	3,173
Total		37,332

Health Care Providers & Services 4.29%

Centene Corp.*	90,809	5,605
Diplomat Pharmacy, Inc.*	98,764	3,900
Envision Healthcare Holdings, Inc.*	144,129	5,905
Henry Schein, Inc.*	45,344	6,204
Universal Health Services, Inc. Class B	42,070	5,769
Total		27,383

Health Care Technology 1.29%

Cerner Corp.*	133,727	8,259

Hotels, Restaurants & Leisure 6.17%

Chipotle Mexican Grill, Inc.*	15,093	10,716
Domino’s Pizza, Inc.	24,500	2,596
Dunkin’ Brands Group, Inc.	125,559	6,298
Hilton Worldwide Holdings, Inc.	217,695	5,405
Norwegian Cruise Line Holdings Ltd.*	137,847	7,940
Panera Bread Co. Class A*	13,562	2,418
Starwood Hotels & Resorts Worldwide, Inc.	56,239	4,020
Total		39,393

Household Durables 2.07%

Mohawk Industries, Inc.*	34,795	6,853
Tempur Sealy International, Inc.*	87,425	6,384
Total		13,237

Household Products 0.70%

Church & Dwight Co., Inc.	51,464	4,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2015

Investments	Shares	Fair Value (000)
Industrial Conglomerates 1.18%

Roper Technologies, Inc.	46,355	$7,514

Information Technology Services 4.55%

Alliance Data Systems Corp.*	17,111	4,401
Booz Allen Hamilton Holding Corp.	177,190	4,731
Fiserv, Inc.*	104,998	8,953
FleetCor Technologies, Inc.*	22,182	3,309
Vantiv, Inc. Class A*	174,558	7,687
Total		29,081

Internet & Catalog Retail 1.71%

Expedia, Inc.	67,524	7,765
Netflix, Inc.*	27,427	3,155
Total		10,920

Internet Software & Services 2.87%

Akamai Technologies, Inc.*	159,863	11,400
GoDaddy, Inc. Class A*	53,864	1,351
LinkedIn Corp. Class A*	30,931	5,586
Total		18,337

Leisure Products 1.94%

Hasbro, Inc.	130,878	9,762
Polaris Industries, Inc.	20,303	2,637
Total		12,399

Life Sciences Tools & Services 2.11%

Mettler-Toledo International, Inc.*	22,259	6,601
Quintiles Transnational Holdings, Inc.*	92,506	6,893
Total		13,494

Machinery 2.81%

IDEX Corp.	90,009	6,465
Ingersoll-Rand plc	85,184	4,710
Middleby Corp. (The)*	62,171	6,749
Total		17,924

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2015

Investments	Shares	Fair Value (000)
Multi-Line Retail 3.92%

Dollar General Corp.	170,082	$12,669
Dollar Tree, Inc.*	120,556	9,194
Nordstrom, Inc.	44,005	3,207
Total		25,070

Personal Products 0.90%

Coty, Inc. Class A*	190,404	5,771

Pharmaceuticals 2.22%

Mallinckrodt plc*	32,056	2,765
Perrigo Co. plc (Ireland)(a)	27,875	5,100
Zoetis, Inc.	141,162	6,334
Total		14,199

Professional Services 1.22%

Robert Half International, Inc.	73,775	3,765
Towers Watson & Co. Class A	34,173	4,057
Total		7,822

Real Estate Investment Trusts 1.18%

Equinix, Inc.	28,051	7,567

Real Estate Management & Development 1.77%

CBRE Group, Inc. Class A*	229,994	7,364
Realogy Holdings Corp.*	97,337	3,923
Total		11,287

Road & Rail 1.05%

J.B. Hunt Transport Services, Inc.	91,904	6,689

Semiconductors & Semiconductor Equipment 3.78%

Analog Devices, Inc.	159,950	8,935
Avago Technologies Ltd. (Singapore)(a)	13,600	1,713
Cavium, Inc.*	105,485	7,175
Lam Research Corp.	86,837	6,319
Total		24,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2015

Investments	Shares	Fair Value (000)
Software 6.85%

Activision Blizzard, Inc.	350,554	$10,036
Electronic Arts, Inc.*	102,647	6,790
FireEye, Inc.*	112,909	4,266
Mobileye NV (Israel)*(a)	34,885	1,973
Red Hat, Inc.*	104,929	7,577
ServiceNow, Inc.*	100,352	7,121
Splunk, Inc.*	53,200	3,297
Tableau Software, Inc. Class A*	28,311	2,666
Total		43,726

Specialty Retail 8.79%

Advance Auto Parts, Inc.	29,765	5,216
AutoZone, Inc.*	16,260	11,642
Foot Locker, Inc.	95,396	6,753
L Brands, Inc.	85,716	7,192
Tiffany & Co.	55,322	4,550
Tractor Supply Co.	111,615	9,522
Ulta Salon, Cosmetics & Fragrance, Inc.*	71,205	11,257
Total		56,132

Textiles, Apparel & Luxury Goods 2.84%

Hanesbrands, Inc.	140,113	4,219
lululemon athletica, Inc. (Canada)*(a)	82,411	5,275
Under Armour, Inc. Class A*	90,677	8,662
Total		18,156

Wireless Telecommunication Services 0.55%

SBA Communications Corp. Class A*	29,873	3,531

Total Common Stocks (cost $547,511,747)		639,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.62%

Repurchase Agreement

Repurchase Agreement dated 8/31/2015, Zero Coupon due 9/1/2015 with Fixed Income Clearing Corp. collateralized by $4,095,000 of U.S. Treasury Note at 1.25% due 2/29/2020; value: $4,059,808; proceeds: $3,979,666 (cost $3,979,666)	$3,980	$3,980

Total Investments in Securities 100.68% (cost $551,491,413)		643,136

Liabilities in Excess of Other Assets (0.68)%		(4,353)

Net Assets 100.00%		$638,783

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$639,156	$—	$—	$639,156
Repurchase Agreement	—	3,980	—	3,980
Total	$639,156	$3,980	$—	$643,136

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended August 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.17%

Aerospace & Defense 3.38%

Astronics Corp.*	149,474	$7,722
Hexcel Corp.	455,800	21,997
Teledyne Technologies, Inc.*	152,300	14,911
Total		44,630

Auto Components 0.57%

Gentherm, Inc.*	164,600	7,504

Banks 11.00%

Columbia Banking System, Inc.	413,000	12,518
First Merchants Corp.	166,642	4,336
PrivateBancorp, Inc.	721,900	27,324
Renasant Corp.	645,109	20,218
Signature Bank*	149,200	19,916
South State Corp.	484,349	36,399
Western Alliance Bancorp*	805,347	24,579
Total		145,290

Building Products 2.83%

Advanced Drainage Systems, Inc.	459,011	13,041
Caesarstone Sdot-Yam Ltd. (Israel)(a)	189,675	7,547
Patrick Industries, Inc.*	442,822	16,734
Total		37,322

Capital Markets 2.02%

Ares Management LP	577,096	9,955
Stifel Financial Corp.*	359,500	16,753
Total		26,708

Chemicals 2.77%

Minerals Technologies, Inc.	432,800	23,280
PolyOne Corp.	408,100	13,251
Total		36,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2015

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.81%

Multi-Color Corp.	163,300	$10,760

Communications Equipment 1.15%

ARRIS Group, Inc.*	575,972	15,217

Construction & Engineering 4.06%

AECOM*	743,897	20,457
EMCOR Group, Inc.	386,300	17,805
Primoris Services Corp.	838,000	15,394
Total		53,656

Containers & Packaging 2.35%

AptarGroup, Inc.	247,800	16,692
Berry Plastics Group, Inc.*	483,600	14,314
Total		31,006

Distributors 1.68%

Core-Mark Holding Co., Inc.	369,200	22,193

Diversified Telecommunication Services 0.51%

Cogent Communications Holdings, Inc.	242,863	6,744

Electric: Utilities 1.71%

IDACORP, Inc.	381,300	22,638

Electronic Equipment, Instruments & Components 2.00%

Cognex Corp.	156,147	5,552
Littelfuse, Inc.	233,100	20,921
Total		26,473

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2015

Investments	Shares	Fair Value (000)
Food & Staples Retailing 1.27%

Casey’s General Stores, Inc.	158,500	$16,779

Food Products 3.33%

Diamond Foods, Inc.*	670,200	20,220
Pinnacle Foods, Inc.	530,400	23,783
Total		44,003

Health Care Equipment & Supplies 1.93%

Align Technology, Inc.*	172,791	9,780
West Pharmaceutical Services, Inc.	280,500	15,666
Total		25,446

Health Care Providers & Services 5.04%

ExamWorks Group, Inc.*	404,900	14,503
HealthSouth Corp.	692,100	29,553
MEDNAX, Inc.*	205,400	16,545
Team Health Holdings, Inc.*	102,700	6,033
Total		66,634

Hotels, Restaurants & Leisure 2.50%

Cheesecake Factory, Inc. (The)	340,800	18,495
Denny’s Corp.*	1,289,600	14,482
Total		32,977

Household Durables 1.39%

Helen of Troy Ltd.*	216,000	18,390

Household Products 1.57%

WD-40 Co.	247,700	20,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2015

Investments	Shares	Fair Value (000)
Information Technology Services 4.93%

Acxiom Corp.*	611,277	$12,812
Cardtronics, Inc.*	374,100	12,907
Jack Henry & Associates, Inc.	288,800	19,627
MAXIMUS, Inc.	326,805	19,788
Total		65,134

Insurance 5.84%

Allied World Assurance Co. Holdings AG (Switzerland)(a)	513,000	20,489
HCC Insurance Holdings, Inc.	479,400	37,043
RenaissanceRe Holdings Ltd.	192,200	19,595
Total		77,127

Machinery 1.46%

Barnes Group, Inc.	500,529	19,335

Media 1.08%

AMC Networks, Inc. Class A*	196,853	14,248

Metals & Mining 0.99%

Reliance Steel & Aluminum Co.	224,500	13,048

Oil, Gas & Consumable Fuels 3.34%

Carrizo Oil & Gas, Inc.*	304,600	11,097
Parsley Energy, Inc. Class A*	862,300	14,832
Rice Energy, Inc.*	934,617	18,178
Total		44,107

Paper & Forest Products 1.17%

KapStone Paper and Packaging Corp.	712,100	15,517

Real Estate Investment Trusts 7.31%

CoreSite Realty Corp.	408,400	19,885
First Industrial Realty Trust, Inc.	1,126,930	21,851
Pebblebrook Hotel Trust	431,500	16,423
Physicians Realty Trust	1,352,221	19,607
Retail Opportunity Investments Corp.	1,178,306	18,771
Total		96,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2015

Investments	Shares	Fair Value (000)
Real Estate Management & Development 1.53%

Kennedy-Wilson Holdings, Inc.	843,400	$20,208

Road & Rail 1.63%

Ryder System, Inc.	263,500	21,599

Semiconductors & Semiconductor Equipment 3.79%

Cypress Semiconductor Corp.*	1,524,364	15,244
Synaptics, Inc.*	265,533	18,611
Teradyne, Inc.	898,400	16,207
Total		50,062

Software 2.02%

Mentor Graphics Corp.	1,035,200	26,750

Specialty Retail 4.03%

American Eagle Outfitters, Inc.	483,200	8,224
Ascena Retail Group, Inc.*	207,604	2,506
Express, Inc.*	653,600	13,333
Francesca’s Holdings Corp.*	1,256,600	14,124
Penske Automotive Group, Inc.	298,000	15,079
Total		53,266

Technology Hardware, Storage & Peripherals 2.07%

Electronics for Imaging, Inc.*	624,900	27,352

Textiles, Apparel & Luxury Goods 0.79%

Wolverine World Wide, Inc.	386,700	10,422

Thrifts & Mortgage Finance 1.32%

Essent Group Ltd.*	649,600	17,403

Total Common Stocks (cost $967,123,254)		1,283,758

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 4.32%

Repurchase Agreement

Repurchase Agreement dated 8/31/2015, Zero Coupon due 9/1/2015 with Fixed Income Clearing Corp. collateralized by $58,070,000 of U.S. Treasury Note at 0.625% due 12/31/2016; value: $58,194,270; proceeds: $57,048,495 (cost $57,048,495)	$57,048	$57,048

Total Investments in Securities 101.49% (cost $1,024,171,749)		1,340,806

Liabilities in Excess of Other Assets (1.49)%		(19,712)

Net Assets 100.00%		$1,321,094

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,283,758	$—	$—	$1,283,758
Repurchase Agreement	—	57,048	—	57,048
Total	$1,283,758	$57,048	$—	$1,340,806

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended August 31, 2015.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of August 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$1,903,910,489	$554,570,570	$1,024,465,181
Gross unrealized gain	116,887,623	104,436,646	345,804,321
Gross unrealized loss	(145,506,784)	(15,871,533)	(29,463,104)
Net unrealized security gain (loss)	$(28,619,161)	$88,565,113	$316,341,217

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Notes to Schedule of Investments (unaudited)(concluded)

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Calibrated Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts during the period ended August 31, 2015 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of August 31, 2015, Calibrated Dividend Growth Fund had index futures contracts with a cumulated unrealized depreciation of $(207,664), which is included on the Schedule of Investments.

Item 2:		Controls and Procedures.

	(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 27, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 27, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 27, 2015